COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Minimum annual rental commitments on operating leases
2016	$ 43.1
2017	27.9
2018	19.0
2019	13.9
2020	9.9
2021 and thereafter	29.2
Total minimum lease payments	143.0
Rent expense for operating leases from continuing operations	$ 58.0	$ 67.0	$ 70.0